Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Basic and diluted net income (loss) per share			$ (2.03)	$ (1.64)		$ (4.28)	$ (3.62)
B. Riley Principal 150 Merger Corp.[Member]
Numerator:
Allocation of net income (loss)						$ (5,188,428)
Denominator:
Basic and diluted net income (loss) per share						$ (0.35)
Class A [Member] | B. Riley Principal 150 Merger Corp.[Member]
Numerator:
Allocation of net income (loss)	$ 1,792,530	$ (1,466,556)	$ 3,669,976	$ (1,790,708)
Denominator:
Weighted average shares outstanding	17,770,000	17,770,000	17,770,000	12,468,453
Basic and diluted net income (loss) per share	$ 0.1	$ (0.08)	$ 0.21	$ (0.14)		(0.35)
Class B [Member] | B. Riley Principal 150 Merger Corp.[Member]
Numerator:
Allocation of net income (loss)	$ 435,019	$ (355,910)	$ 890,645	$ (619,358)
Denominator:
Weighted average shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500
Basic and diluted net income (loss) per share	$ 0.1	$ (0.08)	$ 0.21	$ (0.14)	$ 0	$ (0.35)